Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
Requirement for telecommunications services | Bandwidth and server custody service provider
Concentrations and Risks
Total number of telecommunications service providers	13	13	11
Number of service providers provided by 10% or more of the Company's bandwidth and server custody expenditure	3	3	2
Concentration risk (as a percent)	90.20%	91.90%	82.10%
Requirement for telecommunications services | Bandwidth and server custody service provider | Minimum
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%
Accounts receivable | Credit risk
Concentrations and Risks
Number of customers	0	1
Accounts receivable | Credit risk | Customer A
Concentrations and Risks
Concentration risk (as a percent)		10.04%
Accounts receivable | Credit risk | Minimum
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%
Accounts receivable | Credit risk | Maximum | Customer A
Concentrations and Risks
Concentration risk (as a percent)	10.00%
Total revenues | Major Customers | Minimum
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Total net revenues | Self-developed Massively Multi-player Online Role-playing Games
Concentrations and Risks
Concentration risk (as a percent)	89.80%	90.90%	93.70%
Short-term investments [Member] | Credit risk | Minimum
Concentrations and Risks
Effective yields of held-to-maturity investments and other short-term investments	3.05%
Short-term investments [Member] | Credit risk | Maximum
Concentrations and Risks
Maturity period, maximum	1 year
Effective yields of held-to-maturity investments and other short-term investments	5.18%